Schedule of lease liabilities (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Notes and other explanatory information [abstract]
Balance at 1 January		€ 273	€ 10,785
Payments		(140)	(768)
New leases		376	289
Revaluations			455
Disposals		(68)	(10,471)
Interest expense		21	445	€ 530
Interest paid		(21)	(462)
Balance at 31 December	$ 229,359	€ 440	€ 273	€ 10,785